Summary of Operation Income (Loss), Net by Geographical Areas (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Revenue Reconciling Item [Line Items]
Operation income	$ 493	$ 1,851	$ 2,508
Total net (loss) income	(13,254)	3,944	(9,534)
PRC (excluding Hong Kong)
Segment Reporting, Revenue Reconciling Item [Line Items]
Operation income	493	1,851	2,508
Total net (loss) income	(10,590)	(6,759)	(2,106)
Hong Kong
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net (loss) income	$ (2,664)	$ 10,703	$ (7,428)